SCHEDULE OF MARKETPLACE SERVICE PROVIDE TO RELATED PARTIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Jimi [Member]
Related Party Transaction [Line Items]
Market place service provided to related parties	¥ 1,501	¥ 1,699	¥ 5,637
Other goods and services provided to related parties	56	131	313
Bixin [Member]
Related Party Transaction [Line Items]
Market place service provided to related parties	1,075	1,234	2,322
Other goods and services provided to related parties	172	3
Yuncheng [Member]
Related Party Transaction [Line Items]
Market place service provided to related parties			3,309
Other goods and services provided to related parties			208
Other [Member]
Related Party Transaction [Line Items]
Market place service provided to related parties	80	172	815
Other goods and services provided to related parties	41	21	18
Related Party [Member]
Related Party Transaction [Line Items]
Market place service provided to related parties	2,656	3,105	12,083
Other goods and services provided to related parties	314	823	539
Tianshi [Member]
Related Party Transaction [Line Items]
Other goods and services provided to related parties	45	114
Xingsheng [Member]
Related Party Transaction [Line Items]
Other goods and services provided to related parties		¥ 554